Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Segment Country	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment
Summary Of Significant Accounting Policies [Line Items]
Majority-owned subsidiaries that Company control	Between 20% and 50%	Between 20% and 50%
Subsidiaries that Company accounts for under cost method	Less than 20%	Less than 20%
Number of reporting units, domestic		16
Number of reporting units, international		8
General liability claim per occurrence		$ 250
Annual cap per policy year		2,650
Medical claim per occurrence		125
Self insurance Reserves		7,693	7,600
Deferred revenue for advanced sale-type certificates		46,063	41,611
Unredeemed gift cards and other advances recognized		$ 9,093	$ 7,846	$ 7,073
Number of reportable operating segments		2	2	2
Maximum
Summary Of Significant Accounting Policies [Line Items]
Highly liquid investments classified as cash equivalent, maturity period		3 months
Maximum | Deferred Charges And Other Assets
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives		10 years
Maximum | Theaters
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets		20 years
Minimum | Deferred Charges And Other Assets
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives		1 year